UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

May 31, 2021
Semiannual Report
to Shareholders
DWS CROCI® Equity Dividend Fund

Contents
3	Letter to Shareholders
4	Performance Summary
9	Portfolio Summary
10	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
25	Notes to Financial Statements
36	Information About Your Fund’s Expenses
38	Liquidity Risk Management
39	Advisory Agreement Board Considerations and Fee Evaluation
44	Account Management Resources
46	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. The Fund will be managed using the CROCI® Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS CROCI® Equity Dividend Fund

Letter to Shareholders
Dear Shareholder:
The economic outlook remains positive overall, buoyed by progress in the handling of the pandemic, good corporate earnings and support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation has come back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and, most recently, sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. Together with pent-up demand for many goods, especially in services, this is likely to increase inflationary pressure this year, before it then subsides as economic activity returns to a more typical level.
Whether central banks will be able to leave interest rates at their current low levels is another critical question for the markets this year. Again, our CIO Office believes that government bond yields are likely to rise only temporarily this year.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
DWS CROCI® Equity Dividend Fund	| 3

Performance Summary	May 31, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/21
Unadjusted for Sales Charge	16.79%	27.58%	10.82%	9.31%
Adjusted for the Maximum Sales Charge (max 5.75% load)	10.08%	20.24%	9.52%	8.66%
Russell 1000® Value Index†	22.94%	44.38%	12.33%	11.51%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		38.67%	10.23%	8.94%
Adjusted for the Maximum Sales Charge (max 5.75% load)		30.70%	8.93%	8.30%
Russell 1000® Value Index†		56.09%	11.74%	10.99%
Class T	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/21
Unadjusted for Sales Charge	16.81%	27.60%	10.87%	9.38%
Adjusted for the Maximum Sales Charge (max 2.50% load)	13.89%	24.41%	10.31%	9.10%
Russell 1000® Value Index†	22.94%	44.38%	12.33%	11.51%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		38.72%	10.27%	9.01%
Adjusted for the Maximum Sales Charge (max 2.50% load)		35.25%	9.72%	8.74%
Russell 1000® Value Index†		56.09%	11.74%	10.99%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/21
Unadjusted for Sales Charge	16.31%	26.57%	10.00%	8.49%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	15.31%	26.57%	10.00%	8.49%
Russell 1000® Value Index†	22.94%	44.38%	12.33%	11.51%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		37.59%	9.42%	8.13%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		37.59%	9.42%	8.13%
Russell 1000® Value Index†		56.09%	11.74%	10.99%

4 |	DWS CROCI® Equity Dividend Fund

Class R	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/21
No Sales Charges	16.60%	27.19%	10.50%	9.01%
Russell 1000® Value Index†	22.94%	44.38%	12.33%	11.51%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		38.24%	9.91%	8.64%
Russell 1000® Value Index†		56.09%	11.74%	10.99%
Class R6	6-Month ‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 5/31/21
No Sales Charges	16.99%	28.04%	11.21%	8.56%
Russell 1000® Value Index†	22.94%	44.38%	12.33%	14.02%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		39.19%	10.61%	8.12%
Russell 1000® Value Index†		56.09%	11.74%	13.36%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/21
No Sales Charges	16.89%	27.79%	11.06%	9.56%
Russell 1000® Value Index†	22.94%	44.38%	12.33%	11.51%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		38.91%	10.47%	9.20%
Russell 1000® Value Index†		56.09%	11.74%	10.99%
Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/21
No Sales Charges	16.94%	27.91%	11.12%	9.61%
Russell 1000® Value Index†	22.94%	44.38%	12.33%	11.51%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		39.04%	10.52%	9.25%
Russell 1000® Value Index†		56.09%	11.74%	10.99%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent
DWS CROCI® Equity Dividend Fund	| 5

month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2021 are 1.02%, 0.99%, 1.80%, 1.37%, 0.66%, 0.84% and 0.77% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS CROCI® Equity Dividend Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.
Prior to April 1, 2014, the Fund had a different investment management team that operated with a different investment strategy. Performance prior to April 1, 2014 would have been different if the Fund’s current strategy had been in effect.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
6 |	DWS CROCI® Equity Dividend Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended May 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on March 2, 2015.
†	Russell 1000 Value Index is an unmanaged market capitalization-weighted index of value-oriented stocks of the largest U.S. domiciled companies that are included in the Russell 1000 Index. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the U.S. and whose common stocks are traded.
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
5/31/21	$57.40	$57.41	$57.19	$57.19	$57.46	$57.37	$57.43
11/30/20	$49.82	$49.83	$49.65	$49.64	$49.88	$49.80	$49.85
Distribution Information as of 5/31/21
Income Dividends, Six Months	$ .71	$ .72	$ .51	$ .62	$ .81	$ .76	$ .78
DWS CROCI® Equity Dividend Fund	| 7

Portfolio Manager
Di Kumble, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2014.
—	Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
—	Senior Portfolio Manager, Head of Tax Managed Equities: New York.
—	BS, Beijing University; PhD in Chemistry, Princeton University.
8 |	DWS CROCI® Equity Dividend Fund

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/21	11/30/20
Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	5/31/21	11/30/20
Consumer Staples	38%	19%
Health Care	24%	22%
Industrials	15%	20%
Financials	11%	16%
Information Technology	10%	16%
Consumer Discretionary	2%	3%
Utilities	—	2%
Communication Services	—	2%
	100%	100%
Ten Largest Equity Holdings at May 31, 2021 (26.1% of Net Assets)
1 Northern Trust Corp.	2.7%
Provider of wealth management, asset servicing and banking solutions for corporations, institutions and individuals worldwide
2 Eli Lilly & Co.	2.7%
Producer of pharmaceuticals
3 The Hershey Co.	2.6%
Manufacturer of chocolate and sugar confectionery products
4 Bank of New York Mellon Corp.	2.6%
Provider of a complete range of financial services
5 JPMorgan Chase & Co.	2.6%
Provider of global financial services
6 State Street Corp.	2.6%
Provider of institutional investor services and manages financial assets worldwide
7 Colgate-Palmolive Co.	2.6%
Manufacturer of household and personal care products
8 Johnson Controls International PLC	2.6%
Provider of building products and technology solutions
9 Kellogg Co.	2.6%
Producer of convenience food products
10 Hormel Foods Corp.	2.5%
Manufactures and markets consumer-branded meat and food products
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 44 for contact information.
DWS CROCI® Equity Dividend Fund	| 9

Investment Portfolio	as of May 31, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 2.4%
Household Durables
Garmin Ltd.	181,970	25,883,413
Consumer Staples 37.6%
Beverages 2.5%
PepsiCo, Inc.	181,319	26,824,333
Food & Staples Retailing 2.4%
Kroger Co.	699,648	25,872,983
Food Products 20.2%
Campbell Soup Co. (a)	541,524	26,355,973
Conagra Brands, Inc.	695,787	26,509,485
General Mills, Inc.	428,407	26,929,665
Hormel Foods Corp.	560,310	27,197,447
Kellogg Co.	415,525	27,212,732
The Hershey Co.	163,033	28,212,861
The JM Smucker Co.	198,323	26,434,473
Tyson Foods, Inc. “A”	333,002	26,473,659
		215,326,295
Household Products 7.5%
Colgate-Palmolive Co.	328,982	27,562,112
Kimberly-Clark Corp.	199,954	26,119,991
Procter & Gamble Co.	197,974	26,696,794
		80,378,897
Tobacco 5.0%
Altria Group, Inc.	547,258	26,936,039
Philip Morris International, Inc.	273,745	26,397,230
		53,333,269
Financials 10.6%
Banks 2.7%
JPMorgan Chase & Co.	171,079	28,098,015
Capital Markets 7.9%
Bank of New York Mellon Corp.	541,070	28,178,925
Northern Trust Corp.	237,798	28,818,740
State Street Corp.	318,815	27,730,529
		84,728,194
The accompanying notes are an integral part of the financial statements.
10 |	DWS CROCI® Equity Dividend Fund

	Shares	Value ($)
Health Care 24.2%
Biotechnology 7.2%
AbbVie, Inc.	233,121	26,389,297
Amgen, Inc.	101,447	24,138,299
Gilead Sciences, Inc.	395,433	26,142,076
		76,669,672
Health Care Equipment & Supplies 2.3%
Medtronic PLC	199,179	25,214,069
Health Care Providers & Services 2.3%
Cardinal Health, Inc.	432,205	24,233,734
Pharmaceuticals 12.4%
Bristol-Myers Squibb Co.	392,937	25,823,820
Eli Lilly & Co.	142,271	28,417,210
Johnson & Johnson	158,610	26,844,742
Merck & Co., Inc.	333,956	25,343,921
Pfizer, Inc.	673,307	26,077,180
		132,506,873
Industrials 14.7%
Aerospace & Defense 2.5%
Lockheed Martin Corp.	69,412	26,529,266
Air Freight & Logistics 2.4%
C.H. Robinson Worldwide, Inc.	263,337	25,548,956
Building Products 2.5%
Johnson Controls International PLC	410,378	27,306,552
Industrial Conglomerates 2.5%
3M Co.	133,631	27,132,438
Machinery 4.8%
Cummins, Inc.	99,705	25,652,102
PACCAR, Inc.	277,567	25,414,035
		51,066,137
Information Technology 9.7%
Communications Equipment 2.5%
Cisco Systems, Inc.	502,998	26,608,594
IT Services 4.8%
Amdocs Ltd.	331,301	25,874,608
International Business Machines Corp.	182,226	26,193,165
		52,067,773
The accompanying notes are an integral part of the financial statements.
DWS CROCI® Equity Dividend Fund	| 11

	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	444,953	25,415,716
Total Common Stocks (Cost $906,996,136)		1,060,745,179
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (b) (c) (Cost $8,281,490)	8,281,490	8,281,490
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.003% (b) (Cost $7,349,416)	7,349,416	7,349,416
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $922,627,042)	100.6	1,076,376,085
Other Assets and Liabilities, Net	(0.6)	(6,883,419)
Net Assets	100.0	1,069,492,666
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 are as follows:
Value ($) at 11/30/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (b) (c)
627,550	7,653,940 (d)	—	—	—	2,932	—	8,281,490	8,281,490
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.003% (b)
8,114,907	79,166,396	79,931,887	—	—	1,043	—	7,349,416	7,349,416
8,742,457	86,820,336	79,931,887	—	—	3,975	—	15,630,906	15,630,906
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $8,225,717, which is 0.8% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.
12 |	DWS CROCI® Equity Dividend Fund

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,060,745,179	$—	$—	$1,060,745,179
Short-Term Investments (a)	15,630,906	—	—	15,630,906
Total	$1,076,376,085	$ —	$ —	$1,076,376,085
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS CROCI® Equity Dividend Fund	| 13

Statement of Assets and Liabilities
as of May 31, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $906,996,136) — including $8,225,717 of securities loaned	$ 1,060,745,179
Investment in DWS Government & Agency Securities Portfolio (cost $8,281,490)*	8,281,490
Investment in DWS Central Cash Management Government Fund (cost $7,349,416)	7,349,416
Foreign currency, at value (cost $62)	57
Receivable for Fund shares sold	226,022
Dividends receivable	2,813,518
Interest receivable	1,542
Other assets	50,941
Total assets	1,079,468,165
Liabilities
Payable upon return of securities loaned	8,281,490
Payable for Fund shares redeemed	445,492
Accrued management fee	526,117
Accrued Trustees' fees	12,865
Other accrued expenses and payables	709,535
Total liabilities	9,975,499
Net assets, at value	$ 1,069,492,666
Net Assets Consist of
Distributable earnings (loss)	166,704,728
Paid-in capital	902,787,938
Net assets, at value	$ 1,069,492,666
*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.
14 |	DWS CROCI® Equity Dividend Fund

Statement of Assets and Liabilities as of May 31, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($839,156,311 ÷ 14,619,612 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 57.40
Maximum offering price per share (100 ÷ 94.25 of $57.40)	$ 60.90
Class T
Net Asset Value and redemption price per share ($14,114 ÷ 246 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)**	$ 57.41
Maximum offering price per share (100 ÷ 97.50 of $57.41)	$ 58.88
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($16,528,252 ÷ 289,015 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)	$ 57.19
Class R
Net Asset Value, offering and redemption price per share ($498,725 ÷ 8,721 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 57.19
Class R6
Net Asset Value, offering and redemption price per share ($4,199,313 ÷ 73,080 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 57.46
Class S
Net Asset Value, offering and redemption price per share ($48,131,115 ÷ 838,958 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 57.37
Institutional Class
Net Asset Value, offering and redemption price per share ($160,964,836 ÷ 2,802,870 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 57.43
**	Net asset value and redemption price per share may not recalculate due to rounding of net assets and/or shares outstanding.
The accompanying notes are an integral part of the financial statements.
DWS CROCI® Equity Dividend Fund	| 15

Statement of Operations
for the six months ended May 31, 2021 (Unaudited)

Investment Income
Income:
Dividends	$ 15,489,303
Income distributions — DWS Central Cash Management Government Fund	1,042
Securities lending income, net of borrower rebates	1,975
Total income	15,492,320
Expenses:
Management fee	3,150,130
Services to shareholders	732,871
Distribution and service fees	1,047,091
Custodian fee	5,940
Professional fees	45,486
Reports to shareholders	49,390
Registration fees	50,381
Trustees' fees and expenses	18,972
Other	34,826
Total expenses before expense reductions	5,135,087
Expense reductions	(34,381)
Total expenses after expense reductions	5,100,706
Net investment income	10,391,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	79,622,934
Payments by affiliates (see Note F)	6
79,622,940
Change in net unrealized appreciation (depreciation) on:
Investments	71,604,646
Foreign currency	4
71,604,650
Net gain (loss)	151,227,590
Net increase (decrease) in net assets resulting from operations	$ 161,619,204
The accompanying notes are an integral part of the financial statements.
16 |	DWS CROCI® Equity Dividend Fund

Statements of Changes in Net Assets
	Six Months Ended May 31, 2021	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 10,391,614	$ 27,414,477
Net realized gain (loss)	79,622,940	(84,070,384)
Change in net unrealized appreciation (depreciation)	71,604,650	(83,958,861)
Net increase (decrease) in net assets resulting from operations	161,619,204	(140,614,768)
Distributions to shareholders:
Class A	(10,708,899)	(70,338,350)
Class T	(176)	(1,019)
Class C	(173,168)	(1,949,181)
Class R	(6,741)	(72,747)
Class R6	(61,577)	(699,321)
Class S	(915,282)	(9,019,400)
Institutional Class	(2,337,876)	(15,231,216)
Total distributions	(14,203,719)	(97,311,234)
Fund share transactions:
Proceeds from shares sold	87,947,350	234,624,441
Reinvestment of distributions	13,565,150	93,143,456
Payments for shares redeemed	(199,327,803)	(361,726,915)
Net increase (decrease) in net assets from Fund share transactions	(97,815,303)	(33,959,018)
Increase (decrease) in net assets	49,600,182	(271,885,020)
Net assets at beginning of period	1,019,892,484	1,291,777,504
Net assets at end of period	$1,069,492,666	$1,019,892,484
The accompanying notes are an integral part of the financial statements.
DWS CROCI® Equity Dividend Fund	| 17

Financial Highlights
DWS CROCI® Equity Dividend Fund — Class A
	Six Months Ended 5/31/21	Years Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$49.82	$60.06	$60.49	$57.53	$48.38	$43.59
Income (loss) from investment operations:
Net investment income[a]	.53	1.23	1.17	1.05	.95	.91
Net realized and unrealized gain (loss)	7.76	(7.02)	5.99	2.89	9.13	4.76
Total from investment operations	8.29	(5.79)	7.16	3.94	10.08	5.67
Less distributions from:
Net investment income	(.71)	(1.09)	(1.04)	(.98)	(.93)	(.88)
Net realized gains	—	(3.36)	(6.55)	—	—	—
Total distributions	(.71)	(4.45)	(7.59)	(.98)	(.93)	(.88)
Net asset value, end of period	$57.40	$49.82	$60.06	$60.49	$57.53	$48.38
Total Return (%)[b]	16.79 *	(9.58)	14.53	6.94	21.04	13.17 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	839	763	963	931	910	847
Ratio of expenses before expense reductions (%)	1.02 **	1.02	1.03	1.03	1.03	1.17
Ratio of expenses after expense reductions (%)	1.02 **	1.02	1.03	1.03	1.03	1.07
Ratio of net investment income (%)	1.96 **	2.47	2.13	1.81	1.82	2.01
Portfolio turnover rate (%)	30 *	101	40	69	58	55
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
18 |	DWS CROCI® Equity Dividend Fund

DWS CROCI® Equity Dividend Fund — Class T
	Six Months Ended 5/31/21	Years Ended November 30,			Period Ended
	(Unaudited)	2020	2019	2018	11/30/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$49.83	$60.08	$60.50	$57.52	$53.26
Income (loss) from investment operations:
Net investment income[b]	.53	1.24	1.19	1.08	.48
Net realized and unrealized gain (loss)	7.77	(7.02)	6.01	2.88	4.26
Total from investment operations	8.30	(5.78)	7.20	3.96	4.74
Less distributions from:
Net investment income	(.72)	(1.11)	(1.07)	(.98)	(.48)
Net realized gains	—	(3.36)	(6.55)	—	—
Total distributions	(.72)	(4.47)	(7.62)	(.98)	(.48)
Net asset value, end of period	$57.41	$49.83	$60.08	$60.50	$57.52
Total Return (%)[c]	16.81 *	(9.55)	14.60	6.99	8.96 d*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	14	12	13	12	11
Ratio of expenses before expense reductions (%)	1.00 **	.99	.98	.98	1.15 **
Ratio of expenses after expense reductions (%)	1.00 **	.99	.98	.98	1.04 **
Ratio of net investment income (%)	1.98 **	2.50	2.17	1.85	1.80 **
Portfolio turnover rate (%)	30 *	101	40	69	58 [e]
[a]	For the period from June 5, 2017 (commencement of operations) to November 30, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS CROCI® Equity Dividend Fund	| 19

DWS CROCI® Equity Dividend Fund — Class C
	Six Months Ended 5/31/21	Years Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$49.65	$59.90	$60.30	$57.31	$48.20	$43.42
Income (loss) from investment operations:
Net investment income[a]	.30	.83	.78	.56	.55	.57
Net realized and unrealized gain (loss)	7.75	(6.98)	5.99	2.97	9.09	4.75
Total from investment operations	8.05	(6.15)	6.77	3.53	9.64	5.32
Less distributions from:
Net investment income	(.51)	(.74)	(.62)	(.54)	(.53)	(.54)
Net realized gains	—	(3.36)	(6.55)	—	—	—
Total distributions	(.51)	(4.10)	(7.17)	(.54)	(.53)	(.54)
Net asset value, end of period	$57.19	$49.65	$59.90	$60.30	$57.31	$48.20
Total Return (%)[b]	16.31 *	(10.28)	13.75 [c]	6.20 [c]	20.13 [c]	12.34 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	18	30	32	124	132
Ratio of expenses before expense reductions (%)	1.84 **	1.80	1.76	1.78	1.81	1.93
Ratio of expenses after expense reductions (%)	1.84 **	1.80	1.73	1.77	1.79	1.82
Ratio of net investment income (%)	1.14 **	1.67	1.44	.98	1.05	1.26
Portfolio turnover rate (%)	30 *	101	40	69	58	55
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
20 |	DWS CROCI® Equity Dividend Fund

DWS CROCI® Equity Dividend Fund — Class R
	Six Months Ended 5/31/21	Years Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$49.64	$59.86	$60.32	$57.39	$48.26	$43.48
Income (loss) from investment operations:
Net investment income[a]	.44	1.07	.99	.88	.81	.79
Net realized and unrealized gain (loss)	7.73	(6.99)	5.98	2.88	9.12	4.75
Total from investment operations	8.17	(5.92)	6.97	3.76	9.93	5.54
Less distributions from:
Net investment income	(.62)	(.94)	(.88)	(.83)	(.80)	(.76)
Net realized gains	—	(3.36)	(6.55)	—	—	—
Total distributions	(.62)	(4.30)	(7.43)	(.83)	(.80)	(.76)
Net asset value, end of period	$57.19	$49.64	$59.86	$60.32	$57.39	$48.26
Total Return (%)[b]	16.60 *	(9.86)	14.19	6.62	20.75	12.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.5	1	1	2	2	3
Ratio of expenses before expense reductions (%)	1.41 **	1.37	1.40	1.38	1.46	1.52
Ratio of expenses after expense reductions (%)	1.34 **	1.35	1.34	1.31	1.29	1.32
Ratio of net investment income (%)	1.64 **	2.15	1.81	1.53	1.54	1.77
Portfolio turnover rate (%)	30 *	101	40	69	58	55
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS CROCI® Equity Dividend Fund	| 21

DWS CROCI® Equity Dividend Fund — Class R6
	Six Months Ended 5/31/21	Years Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$49.88	$60.12	$60.55	$57.60	$48.40	$43.62
Income (loss) from investment operations:
Net investment income[a]	.62	1.39	1.36	1.48	1.15	1.46
Net realized and unrealized gain (loss)	7.77	(7.01)	6.00	2.66	9.13	4.32
Total from investment operations	8.39	(5.62)	7.36	4.14	10.28	5.78
Less distributions from:
Net investment income	(.81)	(1.26)	(1.24)	(1.19)	(1.08)	(1.00)
Net realized gains	—	(3.36)	(6.55)	—	—	—
Total distributions	(.81)	(4.62)	(7.79)	(1.19)	(1.08)	(1.00)
Net asset value, end of period	$57.46	$49.88	$60.12	$60.55	$57.60	$48.40
Total Return (%)	16.99 *	(9.24)	14.95	7.30	21.49	13.43 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	4,199	3,889	8,701	3,251	177	152
Ratio of expenses before expense reductions (%)	.67 **	.66	.67	.68	.68	.84
Ratio of expenses after expense reductions (%)	.67 **	.66	.67	.68	.68	.80
Ratio of net investment income (%)	2.33 **	2.79	2.47	2.54	2.19	3.12
Portfolio turnover rate (%)	30 *	101	40	69	58	55
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
22 |	DWS CROCI® Equity Dividend Fund

DWS CROCI® Equity Dividend Fund — Class S
	Six Months Ended 5/31/21	Years Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$49.80	$60.06	$60.49	$57.55	$48.39	$43.60
Income (loss) from investment operations:
Net investment income[a]	.56	1.31	1.26	1.18	1.09	1.04
Net realized and unrealized gain (loss)	7.77	(7.02)	6.03	2.88	9.13	4.74
Total from investment operations	8.33	(5.71)	7.29	4.06	10.22	5.78
Less distributions from:
Net investment income	(.76)	(1.19)	(1.17)	(1.12)	(1.06)	(.99)
Net realized gains	—	(3.36)	(6.55)	—	—	—
Total distributions	(.76)	(4.55)	(7.72)	(1.12)	(1.06)	(.99)
Net asset value, end of period	$57.37	$49.80	$60.06	$60.49	$57.55	$48.39
Total Return (%)[b]	16.89 *	(9.42)	14.81	7.17	21.36	13.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	80	110	63	61	43
Ratio of expenses before expense reductions (%)	.92 **	.84	.82	.80	.80	.95
Ratio of expenses after expense reductions (%)	.84 **	.84	.82	.80	.79	.82
Ratio of net investment income (%)	2.13 **	2.65	2.29	2.03	2.06	2.28
Portfolio turnover rate (%)	30 *	101	40	69	58	55
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS CROCI® Equity Dividend Fund	| 23

DWS CROCI® Equity Dividend Fund — Institutional Class
	Six Months Ended 5/31/21	Years Ended November 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$49.85	$60.11	$60.53	$57.57	$48.40	$43.61
Income (loss) from investment operations:
Net investment income[a]	.60	1.35	1.31	1.22	1.09	1.03
Net realized and unrealized gain (loss)	7.76	(7.02)	6.02	2.87	9.14	4.75
Total from investment operations	8.36	(5.67)	7.33	4.09	10.23	5.78
Less distributions from:
Net investment income	(.78)	(1.23)	(1.20)	(1.13)	(1.06)	(.99)
Net realized gains	—	(3.36)	(6.55)	—	—	—
Total distributions	(.78)	(4.59)	(7.75)	(1.13)	(1.06)	(.99)
Net asset value, end of period	$57.43	$49.85	$60.11	$60.53	$57.57	$48.40
Total Return (%)	16.94 b*	(9.35) [b]	14.88 [b]	7.21	21.38	13.45 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	161	153	180	48	38	30
Ratio of expenses before expense reductions (%)	.77 **	.77	.77	.76	.78	.91
Ratio of expenses after expense reductions (%)	.76 **	.76	.75	.76	.78	.82
Ratio of net investment income (%)	2.25 **	2.72	2.37	2.09	2.08	2.28
Portfolio turnover rate (%)	30 *	101	40	69	58	55
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
24 |	DWS CROCI® Equity Dividend Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS CROCI® Equity Dividend Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company and is organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the re-investment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years instead of 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified investors.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards
DWS CROCI® Equity Dividend Fund	| 25

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is
26 |	DWS CROCI® Equity Dividend Fund

purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended May 31, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of May 31, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent.
DWS CROCI® Equity Dividend Fund	| 27

Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of May 31, 2021, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At November 30, 2020, the Fund had net tax basis capital loss carryforwards of approximately $83,889,000, including short-term losses ($78,122,000) and long-term losses ($5,767,000), which may be applied against realized net taxable capital gains indefinitely.
At May 31, 2021, the aggregate cost of investments for federal income tax purposes was $922,951,897. The net unrealized appreciation for all investments based on tax cost was $153,424,189. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $171,138,057 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $17,713,868.
The Fund has reviewed the tax positions for the open tax years as of November 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
28 |	DWS CROCI® Equity Dividend Fund

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Purchases and Sales of Securities
During the six months ended May 31, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $308,189,962 and $409,086,390, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by
DWS CROCI® Equity Dividend Fund	| 29

the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.63%
Next $750 million of such net assets	.60%
Next $1.5 billion of such net assets	.58%
Next $2.5 billion of such net assets	.56%
Next $2.5 billion of such net assets	.53%
Next $2.5 billion of such net assets	.52%
Next $2.5 billion of such net assets	.51%
Over $12.5 billion of such net assets	.50%
Accordingly, for the six months ended May 31, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.606% of the Fund’s average daily net assets.
For the period from December 1, 2020 through September 30, 2021
(through February 28, 2022 for Class R shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.09%
Class T	1.09%
Class C	1.84%
Class R	1.34%
Class R6	.84%
Class S	.84%
Institutional Class	.84%
In addition, for the period from December 1, 2020 through May 31, 2021, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Class R6 and Institutional Class shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes,
30 |	DWS CROCI® Equity Dividend Fund

brokerage and interest expense) at 0.76%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
For the six months ended May 31, 2021, fees waived and/or expenses reimbursed for certain classes are as follows:
Class R	$ 180
Class S	24,233
Institutional Class	9,968
$ 34,381
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2021
Class A	$ 171,131	$ 58,603
Class T	12	4
Class C	3,700	1,316
Class R	140	48
Class R6	133	42
Class S	4,186	1,451
Institutional Class	728	257
	$ 180,030	$ 61,721
Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. The Fund paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.
In addition, for the six months ended May 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided
DWS CROCI® Equity Dividend Fund	| 31

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 312,050
Class C	12,532
Class R	599
Class S	72,759
Institutional Class	88,778
$ 486,718
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended May 31, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2021
Class C	$ 66,474	$ 10,877
Class R	615	106
	$ 67,089	$ 10,983
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended May 31, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2021	Annualized Rate
Class A	$ 957,507	$ 348,189.24%
Class T	10	10.15%
Class C	21,981	8,756.25%
Class R	504	413.20%
	$ 980,002	$ 357,368
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in
32 |	DWS CROCI® Equity Dividend Fund

connection with the distribution of Class A shares for the six months ended May 31, 2021 aggregated $6,980.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended May 31, 2021, the CDSC for Class C shares aggregated $373.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $885, of which $300 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended May 31, 2021, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $149.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of
DWS CROCI® Equity Dividend Fund	| 33

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2021.
E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended May 31, 2021		Year Ended November 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	257,888	$ 13,990,205	581,091	$ 28,684,100
Class C	9,171	486,865	81,403	4,347,299
Class R	270	14,564	2,672	133,015
Class R6	9,053	497,000	38,335	2,120,995
Class S	184,644	9,798,078	1,559,053	80,032,552
Institutional Class	1,183,549	63,160,638	2,303,075	119,306,480
		$ 87,947,350		$ 234,624,441
Shares issued to shareholders in reinvestment of distributions
Class A	193,548	$ 10,106,148	1,309,337	$ 66,536,503
Class T	4	176	20.14	1,019
Class C	3,315	172,531	35,673	1,820,974
Class R	131	6,741	1,414	72,388
Class R6	1,180	61,577	13,854	699,321
Class S	17,670	912,215	178,768	8,983,051
Institutional Class	44,177	2,305,762	299,293	15,030,200
		$ 13,565,150		$ 93,143,456
Shares redeemed
Class A	(1,147,404)	$ (61,311,532)	(2,609,821)	$ (127,949,026)
Class C	(93,937)	(5,081,395)	(240,313)	(11,509,920)
Class R	(6,323)	(318,193)	(7,562)	(360,731)
Class R6	(15,129)	(816,525)	(118,938)	(5,784,230)
Class S	(975,575)	(51,322,234)	(1,950,437)	(94,360,199)
Institutional Class	(1,504,006)	(80,477,924)	(2,512,633)	(121,762,809)
		$ (199,327,803)		$ (361,726,915)
34 |	DWS CROCI® Equity Dividend Fund

	Six Months Ended May 31, 2021		Year Ended November 30, 2020
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(695,968)	$ (37,215,179)	(719,393)	$ (32,728,423)
Class T	4	176	20.14	1,019
Class C	(81,451)	(4,421,999)	(123,237)	(5,341,647)
Class R	(5,922)	(296,888)	(3,476)	(155,328)
Class R6	(4,896)	(257,948)	(66,749)	(2,963,914)
Class S	(773,261)	(40,611,941)	(212,616)	(5,344,596)
Institutional Class	(276,280)	(15,011,524)	89,735	12,573,871
		$ (97,815,303)		$ (33,959,018)
F.	Payments by Affiliates
During the six months ended May 31, 2021, the Advisor agreed to reimburse the Fund $6 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS CROCI® Equity Dividend Fund	| 35

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class R, Class S and Institutional Class shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2020 to May 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
36 |	DWS CROCI® Equity Dividend Fund

Expenses and Value of a $1,000 Investment
for the six months ended May 31, 2021 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/20	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 5/31/21	$ 1,167.90	$ 1,168.10	$ 1,163.10	$ 1,166.00	$ 1,169.90	$ 1,168.90	$ 1,169.40
Expenses Paid per $1,000*	$ 5.51	$ 5.41	$ 9.92	$ 7.24	$ 3.62	$ 4.54	$ 4.11
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/20	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 5/31/21	$ 1,019.85	$ 1,019.95	$ 1,015.76	$ 1,018.25	$ 1,021.59	$ 1,020.74	$ 1,021.14
Expenses Paid per $1,000*	$ 5.14	$ 5.04	$ 9.25	$ 6.74	$ 3.38	$ 4.23	$ 3.83
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
DWS CROCI® Equity Dividend Fund	1.02%	1.00%	1.84%	1.34%	.67%	.84%	.76%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS CROCI® Equity Dividend Fund	| 37

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
38 |	DWS CROCI® Equity Dividend Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS CROCI® Equity Dividend Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS CROCI® Equity Dividend Fund	| 39

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least
40 |	DWS CROCI® Equity Dividend Fund

favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its
DWS CROCI® Equity Dividend Fund	| 41

affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged
42 |	DWS CROCI® Equity Dividend Fund

conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS CROCI® Equity Dividend Fund	| 43

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A,T, C and S also have the ability to purchase, exchange or redeem shares using this system. also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
44 |	DWS CROCI® Equity Dividend Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	KDHAX	KDHUX	KDHCX	KDHSX	KDHIX
CUSIP Number	25159G 811	25159G 688	25159G 746	25159G 761	25159G 779
Fund Number	087	1704	387	2387	539
For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
	Class R	Class R6
Nasdaq Symbol	KDHRX	KDHTX
CUSIP Number	25159G 753	25159G 696
Fund Number	1506	1602
DWS CROCI® Equity Dividend Fund	| 45

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

46 |	DWS CROCI® Equity Dividend Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS CROCI® Equity Dividend Fund	| 47

DCEDF-3
(R-027915-10 7/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® Equity Dividend Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2021